Financial Instruments - Summary of Net Carrying Amounts of Derivative Contracts Held (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	$ 2,860	$ 1,200
Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	403	177
Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(375)	(68)
Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	1,560	(883)
Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	877	1,633
Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	395	341
Prices in active markets for identical assets/liabilities
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	57	21
Prices in active markets for identical assets/liabilities | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Prices in active markets for identical assets/liabilities | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Prices in active markets for identical assets/liabilities | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Prices in active markets for identical assets/liabilities | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	37	(6)
Prices in active markets for identical assets/liabilities | Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	20	27
Other observable inputs
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	1,726	425
Other observable inputs | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	403	177
Other observable inputs | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(375)	(68)
Other observable inputs | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	1,560	(883)
Other observable inputs | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(237)	895
Other observable inputs | Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	375	304
Unobservable inputs
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	1,077	754	$ (27)
Unobservable inputs | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	1,077	744
Unobservable inputs | Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	$ 0	$ 10